UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR
§§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND JULY 31, 2018(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.3%

	Shares	Value

BELGIUM — 1.1%
Galapagos ADR *	130,800	$14,325,216

CANADA — 2.2%
Shopify, Cl A *	203,500	28,125,735

CHINA — 7.8%
Alibaba Group Holding ADR *	352,700	66,036,021
Baidu ADR *	129,900	32,108,682

		98,144,703

DENMARK — 1.0%
Genmab *	72,800	12,475,006

GERMANY — 2.0%
Zalando *	435,400	24,978,044

INDIA — 12.7%
Asian Paints	923,000	19,532,227
Eicher Motors	44,693	18,114,427
Housing Development Finance	1,379,000	40,108,595
Maruti Suzuki India	320,500	44,489,038
Motherson Sumi Systems	2,690,750	12,636,506
Titan	1,912,000	25,433,862

		160,314,655

JAPAN — 4.3%
Fast Retailing	39,800	17,352,323
Keyence	51,300	27,027,528
PeptiDream *	245,800	9,551,500

		53,931,351

NETHERLANDS — 4.9%
Adyen *	18,414	11,765,254
ASML Holding ADR, Cl G	235,600	50,418,400

		62,183,654

SOUTH AFRICA — 2.6%
Naspers, Cl N	133,400	32,844,716

THAILAND — 4.1%
Airports of Thailand	9,723,200	19,361,647
CP ALL	14,690,200	33,115,870

		52,477,517

UNITED KINGDOM — 1.6%
ASOS *	253,100	20,164,816

UNITED STATES — 53.0%
Consumer Discretionary— 18.4%

Amazon.com *	39,600	70,386,624
Booking Holdings *	15,825	32,104,494
Las Vegas Sands	337,400	24,259,060

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND JULY 31, 2018(Unaudited)

COMMON STOCK — continued

	Shares	Value

Consumer Discretionary — (continued)
Netflix *	120,200	$40,561,490
NIKE, Cl B	582,200	44,777,002
Starbucks	375,000	19,646,250

		231,734,920

Financials— 3.4%
Charles Schwab	830,300	42,395,118

Health Care— 14.9%
Align Technology *	73,300	26,142,445
BioMarin Pharmaceutical *	201,300	20,242,728
Edwards Lifesciences *	249,727	35,573,611
Illumina *	125,700	40,772,052
Incyte *	340,659	22,667,450
Medidata Solutions *	227,400	16,898,094
Regeneron Pharmaceuticals *	73,500	27,048,735

		189,345,115

Information Technology— 16.3%
Alphabet, Cl A *	21,800	26,753,396
Alphabet, Cl C *	15,200	18,502,352
Atlassian, Cl A *	329,400	23,851,854
Facebook, Cl A *	221,500	38,226,470
Visa, Cl A	441,300	60,343,362
Workday, Cl A *	309,700	38,408,994

		206,086,428

		669,561,581

TOTAL COMMON STOCK (Cost $773,812,514)		1,229,526,994

TOTAL INVESTMENTS — 97.3% (Cost $773,812,514)		$1,229,526,994

Percentages are based on Net Assets of $1,264,121,375.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ending July 31, 2018, there were transfers between Level 1 and Level 2 investments as a result of fair valuation of foreign equity securities.

For the period ended July 31, 2018, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

SAN-QH-001-1700

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018